Shareholders' Equity - Ordinary Shares, Ordinary Shares B, Cumulative Preference Shares, and Dividend Policy (Details)	12 Months Ended
	Dec. 31, 2015 € / shares shares	Dec. 31, 2014 € / shares shares	Dec. 31, 2014 $ / shares shares	Apr. 23, 2014	Dec. 31, 2012 shares
Class of Stock [Line Items]
Period In Which Company To Repurchase Or Cancel Cumulative Preference Shares	20 months
Number Of fractional shares	900
Ordinary share holders dividend entitled description	0.1111111111
Cumulative Preference Shares; authorized (number of shares)	700,000,000	700,000,000	700,000,000
Cumulative Preference Shares; nominal value (in EUR) | (per share)	€ 0.09	€ 0.09	$ 0.09
Maximum shares authorized for issuance as percentage of issued share capital	5.00%			5.00%
Additional maximum shares authorized for issuance on business acquisitions and mergers percentage of issued share capital	5.00%			5.00%
Percentage of issued share capital right to restrict or exclude preemptive rights by board of management	10.00%
Proposed dividend per share | € / shares	€ 1.05
Ordinary Share Holders Voting Description	Each ordinary share B entitles the holder thereof to cast one vote at the General Meeting of Shareholders.
Cumulative Share Holders Voting Description	A cumulative preference share entitles the holder thereof to cast nine votes in the General Meeting of Shareholders.
Common Class B [Member]
Class of Stock [Line Items]
Ordinary Shares, nominal value (in EUR) | (per share)	€ 0.01	€ 0.01	$ 0.01
Ordinary Shares, authorized (number of shares)	9,000	9,000	9,000		9,000
Ordinary Stock [Member]
Class of Stock [Line Items]
Ordinary Shares, nominal value (in EUR) | (per share)	€ 0.09		$ 0.09
Maximum [Member]
Class of Stock [Line Items]
Percentage of issued share capital right to restrict or exclude preemptive rights by board of management	10.00%